UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
_______________________________________
(Address of principal executive offices) (Zip code)

Michael Barolsky, Principal Executive Officer
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
(Name and address of agent for service)

(414) 765-5586
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  November 30, 2014

Item 1. Schedule of Investments.

Tiedemann Deep Value ETF
Schedule of Investments
November 30, 2014 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 99.9%
Information Technology - 41.2%
236,625	AT&T, Inc.	$8,371,792
284,879	CA Technologies, Inc.	8,873,981
232,641	CenturyLink, Inc.	9,484,774
257,776	Computer Sciences Corporation	16,337,843
2,426,651	Frontier Communications Corporation	17,107,889
11,616	Graham Holdings Company Common	10,309,084
315,937	Verizon Communications, Inc.	15,983,253
		86,468,616
Insurance - 9.0%
87,088	Cigna Corporation	8,960,484
77,123	WellPoint, Inc.	9,864,803
		18,825,287
Manufacturing - 23.9%
222,500	Coach, Inc.	8,259,200
104,002	ConocoPhillips	6,871,412
504,437	Denbury Resources, Inc.	4,166,650
415,903	Hewlett-Packard Company	16,245,171
83,265	Occidental Petroleum Corporation	6,642,049
161,363	Valero Energy Corporation	7,843,855
		50,028,337
Retail - 21.2%
286,041	Best Buy Co., Inc.	11,272,876
357,068	Gamestop Corporation	13,500,741
156,749	Kohl's Corporation	9,345,375
741,985	Staples, Inc.	10,432,309
		44,551,301
Transportation - 4.6%
207,662	Delta Air Lines, Inc.	9,691,586
TOTAL COMMON STOCKS (Cost $199,059,869)		209,565,127

MONEY MARKET FUNDS - 0.0%
34,096	Short Term Investment Trust Liquid Assets Portfolio, 0.05% (a)	34,096
TOTAL MONEY MARKETS (Cost $34,096)		34,096
TOTAL INVESTMENTS - 99.9% (Cost $199,093,965)		209,599,223
Other Assets in Excess of Liabilities - 0.1%		294,985
NET ASSETS - 100.0%		$209,894,208

(a)	Annualized seven-day yield as of November 30, 2014

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

Summary of Fair Value Disclosure at November 30, 2014 (Unaudited)

The Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.
The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of November 30, 2014:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$209,565,127	$-	$-	$209,565,127
Real Estate Investment Trusts	-	-	-	-
Closed End Mutual Funds	-	-	-	-
Money Market Funds	-	34,096	-	34,096
Total Investments in Securities	$209,565,127	$34,096	$-	$209,599,223

^See Schedule of Investments for breakout of investments by sector classification.
There were no transfers in or out of levels 1, 2, or 3. Transfers between levels are recognized at the end of the reporting period

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title) /s/ Michael Barolsky
                                           Michael Barolsky, Principal Executive Officer

Date   January 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael Barolsky
                                             Michael Barolsky, Principal Executive Officer

Date   January 28, 2015

By (Signature and Title)* /s/ Paul R. Fearday
                                              Paul R. Fearday, Principal Financial Officer

Date   January 28, 2015

* Print the name and title of each signing officer under his or her signature.